Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited - Statements of Shareholders' Equity (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2017 shares	Aug. 31, 2017 CNY (¥) shares	Aug. 31, 2017 USD ($) shares	Aug. 31, 2016 CNY (¥) shares	Aug. 31, 2015 CNY (¥) shares
Beginning Balance		¥ 116,729
Net (loss) earnings attributable to Bright Scholar Education Holdings Limited		¥ 172,050	$ 26,113	¥ (36,374)	¥ (40,078)
Acquisition of subsidiaries				102,530
Beginning Balance, Shares | shares	100,000,000	100,000,000	100,000,000
Acquisition of additional interest in subsidiaries of non-controlling interests		¥ 64,866
Distribution to owners under group Reorganization		(32,167)	$ (4,882)
Share-based compensation				95,070
Foreign currency translation		(36,494)	(5,539)
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering cost		1,146,861
Ending Balance		¥ 1,416,133	$ 214,930	¥ 116,729
Ending Balance, Shares | shares		117,250,000	117,250,000	100,000,000
Share Capital
Beginning Balance, Shares | shares		100,000,000	100,000,000	92,590,000	92,590,000
Acquisition of subsidiaries, Shares | shares				3,844,870
Share-based compensation, Shares | shares				3,565,130
Issuance of ordinary shares upon initial public offering("IPO"), net of offering cost, Shares | shares		17,250,000	17,250,000
Ending Balance, Shares | shares		117,250,000	117,250,000	100,000,000	92,590,000
Additional Paid-in Capital
Acquisition of subsidiaries				¥ 102,530
Distribution to owners under group Reorganization		¥ (32,167)
Share-based compensation				95,070
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering cost		1,146,861
Accumulated Other Comprehensive Loss
Foreign currency translation		(36,494)
Bright Scholar Education Holdings Limited
Beginning Balance		116,729		(44,497)	¥ (15,936)
Net (loss) earnings attributable to Bright Scholar Education Holdings Limited		172,050	$ 26,113	(36,374)	(40,078)
Acquisition of subsidiaries				102,530
Acquisition of additional interest in subsidiaries of non-controlling interests		49,154
Distribution to owners under group Reorganization		(32,167)
Share-based compensation				95,070
Foreign currency translation		(36,494)
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering cost		1,146,861
Equity interests in subsidiaries and VIEs				(36,374)	(40,078)
Capital injection					11,517
Ending Balance		1,416,133	$ 214,930	116,729	(44,497)
Bright Scholar Education Holdings Limited | Share Capital
Beginning Balance		¥ 7		¥ 7	¥ 7
Beginning Balance, Shares | shares		100,000,000	100,000,000	92,590,000	92,590,000
Acquisition of subsidiaries, Shares | shares				3,844,870
Share-based compensation, Shares | shares				3,565,130
Issuance of ordinary shares upon initial public offering("IPO"), net of offering cost, Shares | shares		17,250,000	17,250,000
Ending Balance		¥ 7	$ 1	¥ 7	¥ 7
Ending Balance, Shares | shares		117,250,000	117,250,000	100,000,000	92,590,000
Bright Scholar Education Holdings Limited | Additional Paid-in Capital
Beginning Balance		¥ 239,760		¥ 42,160	¥ 30,643
Acquisition of subsidiaries				102,530
Acquisition of additional interest in subsidiaries of non-controlling interests		49,154
Distribution to owners under group Reorganization		(32,167)
Share-based compensation				95,070
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering cost		1,146,861
Capital injection					11,517
Ending Balance		1,403,608	$ 213,029	239,760	42,160
Bright Scholar Education Holdings Limited | Accumulated (Deficit)
Beginning Balance		(123,038)		(86,664)	(46,586)
Net (loss) earnings attributable to Bright Scholar Education Holdings Limited		172,050
Equity interests in subsidiaries and VIEs				(36,374)	(40,078)
Ending Balance		49,012	7,439	¥ (123,038)	¥ (86,664)
Bright Scholar Education Holdings Limited | Accumulated Other Comprehensive Loss
Foreign currency translation		(36,494)
Ending Balance		¥ (36,494)	$ (5,539)